T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 60.5%
T. Rowe Price Funds:
Equity Index 500 Fund	885,312	57,733	254,157	8,130,792	757,790
Growth Stock Fund	289,429	124,964	8,225	5,126,632	482,775
Value Fund	245,304	165,927	4,201	12,170,294	442,147
Overseas Stock Fund	232,187	4,507	21,120	22,712,305	244,157
International Stock Fund	218,697	1,507	7,449	12,796,877	243,269
International Value Equity Fund	235,236	1,222	19,519	19,314,101	242,199
Emerging Markets Stock Fund	139,755	169	19,211	3,113,064	145,878
Mid-Cap Growth Fund	128,525	795	4,068	1,356,275	139,330
Mid-Cap Value Fund	109,337	778	4,329	4,438,702	120,156
New Horizons Fund(2)	96,365	1,590	19,688	1,089,518	87,183
Small-Cap Stock Fund(2)	77,053	1,491	5,300	1,550,973	82,868
Small-Cap Value Fund	65,829	485	3,792	1,631,414	70,869
Real Assets Fund	65,954	423	5,204	6,059,709	68,717
U. S. Large-Cap Core Fund	7,380	16,568	178	936,782	26,876
Emerging Markets Discovery Stock
Fund	1,221	6,919	76	695,948	8,247
Total Equity Mutual Funds (Cost $2,660,500)					3,162,461

BOND MUTUAL FUNDS 38.5%
T. Rowe Price Funds:
New Income Fund	712,596	37,040	22,750	74,905,700	743,814
Limited Duration Inflation Focused
Bond Fund	403,639	5,805	19,431	77,812,254	403,846
International Bond Fund (USD
Hedged)	235,703	10,929	9,809	23,656,215	241,766
Emerging Markets Bond Fund	163,245	7,738	6,512	15,975,949	178,931
High Yield Fund	143,253	20,966	5,340	25,652,972	165,718
Dynamic Global Bond Fund	157,637	4,121	5,651	16,146,160	158,071
U. S. Treasury Long-Term Fund	66,227	2,517	5,253	4,125,160	62,867
Floating Rate Fund	55,355	2,556	2,239	6,115,861	56,877
Total Bond Mutual Funds (Cost $1,939,294)					2,011,890

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

$ Value	$ Purchase	$ Sales		$ Value
5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3) 158,550	164,145	293,375	29,319,411	29,320
Total Short-Term Investments (Cost $29,320)				29,320

Total Investments in Securities 99.6%
(Cost $4,629,114)				$5,203,671

Other Assets Less Liabilities 0.4%				20,459

Net Assets 100.0%				$5,224,130

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

Futures Contracts

($000s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 218 Russell 2000 E-Mini Index contracts	9/20	(17,018)	$(1,877)
Short, 364 MSCI EAFE Index contracts	9/20	(34,582)	(2,253)
Short, 1,285 S&P 500 E-Mini Index contracts	9/20	(224,804)	(18,066)
Long, 1,685 U. S. Treasury Notes ten year
contracts	12/20	234,636	(312)
Net payments (receipts) of variation margin to date			23,545

Variation margin receivable (payable) on open futures contracts			$1,037

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$159	$1,964	$997
Emerging Markets Bond Fund	(411)	14,460	2,059
Emerging Markets Discovery
Stock Fund	6	183	—
Emerging Markets Stock Fund	724	25,165	—
Equity Index 500 Fund	42,569	68,902	4,050
Floating Rate Fund	(56)	1,205	634
Growth Stock Fund	1,393	76,607	—
High Yield Fund	(98)	6,839	2,349
International Bond Fund (USD
Hedged)	197	4,943	1,188
International Stock Fund	190	30,514	—
International Value Equity Fund	(2,679)	25,260	—
Limited Duration Inflation
Focused Bond Fund	462	13,833	843
Mid-Cap Growth Fund	366	14,078	—
Mid-Cap Value Fund	(385)	14,370	—
New Horizons Fund	6,784	8,916	—
New Income Fund	687	16,928	5,284
Overseas Stock Fund	(1,980)	28,583	—
Real Assets Fund	(60)	7,544	—
Small-Cap Stock Fund	218	9,624	—
Small-Cap Value Fund	(338)	8,347	—
U. S. Large-Cap Core Fund	12	3,106	—
U. S. Treasury Long-Term Fund	37	(624)	311
Value Fund	361	35,117	—
U. S. Treasury Money Fund	—	—	75
Totals	$48,158#	$415,864	$17,790+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $17,790 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.